Commitments and Contingencies - Narrative (Details) gal in Millions, T in Millions				7 Months Ended	12 Months Ended
	Aug. 10, 2018 USD ($)	Jul. 17, 2018 USD ($)	Mar. 06, 2018 USD ($)	Jul. 25, 2017 USD ($)	Dec. 31, 2022 USD ($) agreement T gal	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contingencies And Commitments [Line Items]
Amount of surety bonds to secure asset closure and retirement requirements					$ 811,243,000		$ 744,037,000
Amount of surety bonds to secure performance under collection contracts and landfill operating agreements					$ 636,224,000		556,570,000
Percentage of interest in company that issues financial surety bonds					9.90%
Outstanding amount of financial surety bonds					$ 424,379,000		410,378,000
Purchase Obligation					112,136,000		100,220,000	$ 93,813,000
Environmental remediation reserve - current portion					3,165,000		2,300,000
Environmental remediation reserve-Non-current portion					$ 17,284,000		$ 20,483,000
Environmental Loss Contingency, Noncurrent, Statement of Financial Position [Extensible Enumeration]					Other Liabilities Noncurrent		Other Liabilities Noncurrent
Unrecorded unconditional purchase obligation, remaining volume | gal					57.9
Purchase commitment					$ 184,918,000
Minimum required threshold for disclosing environmental matters involving potential monetary sanctions					300,000
Threshold used for disclosing environmental matters involving potential monetary sanctions					$ 1,000,000	$ 1,000,000
Number of collective bargaining agreements expired or set to expire | agreement					17
Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Loss contingency amount sought		$ 11,600,000	$ 83,000	$ 11,600,000
Noncompliance fee			$ 750
Chiquita Canyon, LLC [Member]
Contingencies And Commitments [Line Items]
Annual tons of waste accepted at landfill | T					2.6
Estimate of total new fees and other new taxes over the life of the conditional use permit					$ 300,000,000	$ 300,000,000
Penalties [Member] | Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Fee paid	$ 83,000
Monthly payment estimate	83,000
Fees [Member] | Bridge and Thoroughfare Fee [Member]
Contingencies And Commitments [Line Items]
Fee paid	750
Monthly payment estimate	$ 750